UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2008 (Unaudited)

DWS LifeCompass 2030 Fund

	Shares	Value ($)

Equity - Equity Funds 86.0%
DWS Blue Chip Fund "Institutional"	2,763	30,784
DWS Capital Growth Fund "Institutional"	9,497	360,126
DWS Commodity Securities Fund "Institutional"	8,220	71,512
DWS Communications Fund "Institutional"	15,533	150,202
DWS Disciplined Long/Short Value Fund "Institutional"	77,548	424,961
DWS Dreman Concentrated Value Fund "Institutional"	4,692	25,616
DWS Dreman High Return Equity Fund "Institutional"	8,143	194,609
DWS Dreman Mid Cap Value Fund "Institutional"	118,699	779,850
DWS Dreman Small Cap Value Fund "Institutional"	32,940	770,462
DWS Emerging Markets Equity Fund "Institutional"	27,754	270,051
DWS Equity 500 Index Portfolio "Institutional"	69,235	7,061,967
DWS Europe Equity Fund "Institutional"	71,532	1,300,456

DWS Global Opportunities Fund "Institutional"	1,777	37,653
DWS Global Thematic Fund "Institutional"	40,375	572,514
DWS Gold & Precious Metals Fund "Institutional"	19,320	226,434
DWS Growth & Income Fund "Institutional"	125,498	1,336,548
DWS Health Care Fund "Institutional"	33,178	626,739
DWS International Fund "Institutional"	23,891	818,738
DWS International Select Equity Fund "Institutional"	118,775	616,444
DWS International Value Opportunities Fund "Institutional"	52,692	373,587
DWS Japan Equity Fund "S"	31,459	214,862
DWS Large Cap Value Fund "Institutional"	271,925	3,567,649
DWS Large Company Growth Fund "Institutional"	60,557	1,248,681
DWS Micro Cap Fund "Institutional"	8,348	76,219
DWS Mid Cap Growth Fund "Institutional"	5,459	43,182
DWS RREEF Global Real Estate Securities Fund "Institutional"	61,221	306,107
DWS RREEF Real Estate Securities Fund "Institutional"	11,908	117,646
DWS Small Cap Core Fund "S"	92,447	963,302
DWS Small Cap Growth Fund "Institutional"	20,249	237,932
DWS Technology Fund "Institutional"	104,747	786,650

Total Equity Funds (Cost $39,337,519)		23,611,483
Equity - Exchange Traded Funds 3.5%
iShares MSCI Australia Index Fund	18,943	260,087
iShares MSCI Canada Index Fund	15,302	261,817
iShares MSCI EAFE Small Cap Index Fund	6,049	144,269
iShares MSCI Germany Index Fund	6,421	106,460
iShares MSCI Switzerland Index Fund	1,427	23,774
iShares MSCI United Kingdom Index Fund	13,402	167,391

Total Exchange Traded Funds (Cost $1,282,573)		963,798
Fixed Income – Bond Funds 9.1%
DWS Core Fixed Income Fund "Institutional"	95,478	821,110
DWS Emerging Markets Fixed Income Fund "Institutional"	9,335	75,430
DWS Floating Rate Plus Fund "Institutional"	6,294	42,545
DWS Global Bond Fund "S"	63,398	632,081
DWS GNMA Fund "S"	3,082	45,332
DWS High Income Fund "Institutional"	39,561	134,903
DWS Inflation Protected Plus Fund "Institutional"	24,218	224,255
DWS Short Duration Plus Fund "Institutional"	6,917	60,320
DWS US Bond Index Fund "Institutional"	45,831	457,394

Total Fixed Income – Bond Funds (Cost $2,806,188)		2,493,370
Fixed Income - Money Market Funds 1.6%
Cash Management QP Trust	415,088	415,088
DWS Money Market Prime Series "DWS Cash Investment Trust Class S"	7,927	7,927
DWS Money Market Series "Institutional"	6,809	6,809

Total Fixed Income - Money Market Funds (Cost $429,824)		429,824
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $43,856,104) †	100.2	27,498,475
Other Assets and Liabilities, Net	(0.2)	(46,344)

Net Assets	100.0	27,452,131

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $43,963,417. At November 30, 2008, net unrealized depreciation for all securities based on tax cost was $16,464,942. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,232 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,466,174.

MSCI EAFE: Morgan Stanley Capital International Europe, Australasia and Far East

Fair Value Measurements

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 27,498,475
Level 2	-
Level 3	-
Total	$ 27,498,475

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS  157"), effective at the beginning of the Fund’s fiscal year. FAS  157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                                DWS LifeCompass 2030 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        January 14, 2009